Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 9 months of 2020	$ 18,612
2021	24,699
2022	24,633
2023	7,698
Thereafter	5,881
Total	$ 81,523